Note 42 Other operating income (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other operating income [Line Items]
Financial income from non financial services		€ 301	€ 244	€ 258
Hiperinflation Adjustments	[1]	177	94	146
Other operating income		183	154	235
Miscellaneous other operating income		€ 661	€ 492	€ 639

[1]	(*) See Note 2.2.19.